STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class A shares Common Stock Iris	Class B common stock Common Stock Iris	Extension deposits due from sponsor Iris	Additional Paid in Capital Iris	Additional Paid in Capital	Accumulated Deficit Iris	Accumulated Deficit	Iris	Total
Beginning balance at Dec. 31, 2022		$ 690		$ 140,000		$ (13,974,105)		$ (13,833,415)
Balance at the beginning (in shares) at Dec. 31, 2022		6,900,000
Increase (Decrease) in Stockholders' Equity
Remeasurement of Class A common stock to redemption amount						420,786		420,786
Excise tax payable attributable to redemption of common stock						(103,587)		(103,587)
Conversion of Class B common stock to Class A common stock	$ 690	$ (690)
Conversion of Class B common stock to Class A common stock (in shares)	6,900,000	(6,900,000)
Net loss						(1,226,218)	$ (4,984,000)	(1,226,218)	$ (4,984,000)
Ending balance at Dec. 31, 2023	$ 690			140,000		(14,883,124)		(14,742,434)
Balance at the end (in shares) at Dec. 31, 2023	6,900,000
Increase (Decrease) in Stockholders' Equity
Remeasurement of Class A common stock to redemption amount				(86,389)				(86,389)
Excise tax payable attributable to redemption of common stock						(12,657)		(12,657)
Recovery of excess redemptions - tax claim						294,669		294,669
Net loss						(858,231)	(1,754,000)	(858,231)	(1,754,000)
Ending balance at Mar. 31, 2024	$ 690			53,611		(15,459,343)		(15,405,042)
Balance at the end (in shares) at Mar. 31, 2024	6,900,000
Beginning balance at Dec. 31, 2023	$ 690			140,000		(14,883,124)		(14,742,434)
Balance at the beginning (in shares) at Dec. 31, 2023	6,900,000
Increase (Decrease) in Stockholders' Equity
Deemed contribution for extension deposit from Sponsor			$ (160,677)	160,677
Remeasurement of Class A common stock to redemption amount				(248,882)				(248,882)
Excise tax payable attributable to redemption of common stock						(25,421)		(25,421)
Recovery of excess redemptions - tax claim						294,669		294,669
Net loss					$ 0	(2,904,299)	(3,546,000)	(2,904,299)	(3,546,000)
Ending balance at Dec. 31, 2024	$ 690		(160,677)	51,795		(17,518,175)		(17,626,367)
Balance at the end (in shares) at Dec. 31, 2024	6,900,000
Increase (Decrease) in Stockholders' Equity
Deemed contribution for extension deposit from Sponsor			(31,406)	31,406
Remeasurement of Class A common stock to redemption amount				(37,585)				(37,585)
Excise tax payable attributable to redemption of common stock						(7,024)		(7,024)
Net loss						(891,382)	$ (328,000)	(891,382)	$ (328,000)
Ending balance at Mar. 31, 2025	$ 690		$ (192,083)	$ 45,616		$ (18,416,581)		$ (18,562,358)
Balance at the end (in shares) at Mar. 31, 2025	6,900,000